SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
•	Furniture and fixtures	Straight-line over 5 years
•	Computer hardware	Straight-line over 3 years

•	Computer software	Straight-line over 3 years
•	Leasehold improvements	Straight-line over shorter of useful life or the lease term

Disclosure of detailed information about finite useful lives of intangible assets [Table Text Block]	• Customer Relationships Straight-line over 10 years • Technology Straight-line over 3 to 5 years